Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 3,633.13
Total Fee Amount	3,690.38
Total Transaction Valuation	27,734,239.82
Total Offset Amount	0.00
Net Fee	$ 57.25
Offering Table N/A
Offset Table N/A	N/A